16. INCOME TAXES	12 Months Ended
Dec. 31, 2025
Notes
16. INCOME TAXES

16.INCOME TAXES

The Company has not recognized any deferred income tax assets. The Company recognizes deferred income tax assets based on the extent to which it is probable that sufficient taxable income will be realized during the carry forward periods to utilize all deferred tax assets.

A summary of the Company’s reconciliation of income taxes at statutory rates for the years ended December 31, 2025 and 2024, is as follows:

	2025	2024
	$	$
Loss for the year	(9,959,278)	(12,682,632)
Income tax recovery at statutory rates	(2,689,000)	(3,424,000)
Non-deductible expenditures and non-taxable revenues	221,000	(181,000)
Impact of flow through shares	-	1,195,000
Share issuance costs	(703,000)	(37,000)
Adjustment to prior years provision versus statutory tax returns	19,000	-
Change in unrecognized deferred tax assets	3,152,000	2,447,000
Income tax expense	-	-

The significant components of the Company’s deferred tax assets and liabilities are follows:

	December 31, 2025	December 31, 2024
	$	$
Share issuance costs and financing fees	750,000	393,000
Non-Capital losses	5,604,000	4,327,000
Property and equipment	69,000	80,000
Mineral resource properties	4,202,000	2,673,000
Deferred tax assets	10,625,000	7,473,000
Unrecognized deferred tax assets	(10,625,000)	(7,473,000)
Deferred tax assets, net	-	-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	December 31, 2025	Expiry date range	December 31, 2024	Expiry date range
	$		$
Temporary differences:
Share issuance costs and financing fees	2,777,000	2046 to 2049	1,455,000	2044 to 2048
Non-capital losses available for future periods	20,755,000	2039 to 2045	16,025,000	2039 to 2044
Property and equipment	257,000	No expiry date	296,000	No expiry date
Mineral resource properties	15,561,000	No expiry date	9,899,000	No expiry date
Total	39,350,000		27,675,000